Allowance for Loan Losses, TDRs for which Allowance for Loan Losses Measured (Details)	12 Months Ended
	Dec. 31, 2015 USD ($) Loan Contract	Dec. 31, 2014 USD ($) Loan Contract
Financing Receivable, Modifications [Line Items]
Number of contracts | Loan	5	2
Number of loans previously restructured in subsequent default | Loan	0	0
Extended Terms [Member]
Financing Receivable, Modifications [Line Items]
Number of contracts | Loan	5	4
Lowered Interest Rate and Payment [Member]
Financing Receivable, Modifications [Line Items]
Number of contracts | Loan	2	3
Loan Renewed When Interest Not Paid Current [Member]
Financing Receivable, Modifications [Line Items]
Number of contracts | Loan	1	1
Real Estate [Member] | Construction and Land Development [Member]
Financing Receivable, Modifications [Line Items]
Number of contracts | Contract	0	0
Pre-modification outstanding recorded investment	$ 0	$ 0
Post-modification outstanding recorded investment	$ 0	$ 0
Real Estate [Member] | Residential, 1-4 Families [Member]
Financing Receivable, Modifications [Line Items]
Number of contracts | Contract	1	4
Pre-modification outstanding recorded investment	$ 84,833	$ 327,724
Post-modification outstanding recorded investment	$ 84,833	$ 331,425
Real Estate [Member] | Nonfarm, Nonresidential [Member]
Financing Receivable, Modifications [Line Items]
Number of contracts | Contract	2	0
Pre-modification outstanding recorded investment	$ 426,098	$ 0
Post-modification outstanding recorded investment	$ 426,098	$ 0
Commercial and Industrial [Member]
Financing Receivable, Modifications [Line Items]
Number of contracts | Contract	2	0
Pre-modification outstanding recorded investment	$ 678,491	$ 0
Post-modification outstanding recorded investment	$ 678,491	$ 0